Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	51
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$370,176.07

Principal:
Principal Collections	$7,089,153.09
Prepayments in Full	$2,310,744.70
Liquidation Proceeds	$68,677.76
Recoveries	$54,681.07
Sub Total	$9,523,256.62
Collections	$9,893,432.69

Purchase Amounts:
Purchase Amounts Related to Principal	$189,549.92
Purchase Amounts Related to Interest	$819.67
Sub Total	$190,369.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,083,802.28

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	51
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$10,083,802.28
Servicing Fee	$82,438.17	$82,438.17	$0.00	$0.00	$10,001,364.11
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,001,364.11
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,001,364.11
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,001,364.11
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$10,001,364.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,001,364.11
Interest - Class B Notes	$76,724.48	$76,724.48	$0.00	$0.00	$9,924,639.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,924,639.63
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$9,861,829.88
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,861,829.88
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$9,781,106.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,781,106.88
Regular Principal Payment	$8,721,419.98	$8,721,419.98	$0.00	$0.00	$1,059,686.90
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,059,686.90
Residuel Released to Depositor	$0.00	$1,059,686.90	$0.00	$0.00	$0.00
Total		$10,083,802.28

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$8,721,419.98
Total					$8,721,419.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$8,721,419.98	$213.71	$76,724.48	$1.88	$8,798,144.46	$215.59
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$8,721,419.98	$6.28	$220,257.23	$0.16	$8,941,677.21	$6.44

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	51

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$36,247,785.82	0.8882084	$27,526,365.84	0.6745005
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$90,667,785.82	0.0653334	$81,946,365.84	0.0590490

Pool Information
Weighted Average APR	4.357%	4.405%
Weighted Average Remaining Term	16.67	16.00
Number of Receivables Outstanding	16,147	15,520
Pool Balance	$98,925,809.88	$89,210,906.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$90,667,785.82	$81,946,365.84
Pool Factor	0.0643074	0.0579921

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$7,264,540.34
Targeted Overcollateralization Amount	$7,264,540.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,264,540.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	51

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		65	$56,778.23
(Recoveries)		146	$54,681.07
Net Losses for Current Collection Period			$2,097.16
Cumulative Net Losses Last Collection Period			$11,977,006.79
Cumulative Net Losses for all Collection Periods			$11,979,103.95

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.03%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.76%	408	$3,357,317.96
61-90 Days Delinquent	0.49%	48	$438,619.14
91-120 Days Delinquent	0.13%	8	$115,533.65
Over 120 Days Delinquent	1.37%	114	$1,218,046.93
Total Delinquent Receivables	5.75%	578	$5,129,517.68

Repossession Inventory:
Repossessed in the Current Collection Period		6	$39,962.43
Total Repossessed Inventory		10	$89,803.88

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			(0.4168)%
Preceding Collection Period			(0.1780)%
Current Collection Period			0.0268%
Three Month Average			(0.1894)%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.9927%
Preceding Collection Period			1.0342%
Current Collection Period			1.0954%
Three Month Average			1.0408%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer